Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

On July 7, 2026, at the 2026 Annual General Meeting, the shareholders of the Company authorized and approved an increase in the authorized share capital of the Company from US$500,699.95 divided into 3,333,333 Class A ordinary shares of a par value of US$0.15 each, 500,000 Class B ordinary shares of US$0.001 each and 2,000,000 preferred shares of a par value of US$0.0001 each to US$7,500,700.00 divided into 50,000,000 Class A ordinary shares of a par value of US$0.15 each, 500,000 Class B ordinary shares of US$0.001 each and 2,000,000 preferred shares of a par value of US$0.0001 each by the creation of an additional 46,666,667 Class A ordinary shares of a par value of US$0.15 each (the “Share Increase”). In connection with the Share Increase, the Company filed a notice (the “Notice”) effecting the Share Increase with the Registrar of Companies of the Cayman Islands on July 7, 2026, which is incorporated into the Company’s Third Amended and Restated Memorandum and Articles of Association (the “MAA”).

These unaudited condensed consolidated financial statements were approved by management and available for issuance on July 28, 2026. The Company has evaluated subsequent events through this date and concluded that there are no additional reportable subsequent events other than that disclosed in above.